Transactions with related parties-Property lease agreements (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 20, 2010 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 [WaterfrontSaMember] USD ($)	Dec. 31, 2011 [WaterfrontSaMember] USD ($)	Dec. 31, 2010 [WaterfrontSaMember] USD ($)
Related Party Transaction [Line Items]
Executive Offices Lease Agreement Date					November 17, 2008
Executive Offices Lease Agreement Initial Expiry Date					November 16, 2011
Executive Offices Lease Agreement Subsequent Expiry Date					February 28, 2014
Monthly initial lease payment details							The monthly lease payment for the lease of Seanergy?s executive offices was EUR 42 from the executive offices lease agreement date up to December 19, 2010.
Monthly Lease Payment In Eur			€ 35		$ 25
Office rental expense related parties	402	603		697	402	603	697
Number of months of rent guarantee					3
Rent guarantee					$ 99	$ 135